Financial Information of Parent Company Statements of Operations (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating expenses:
Other selling and marketing expenses	$ 40,177,216	$ 54,873,872	$ 50,346,118
General and administrative expenses	28,417,373	30,680,912	27,070,799
Total operating expenses	82,706,221	134,670,847	132,477,874
Loss from operations	(44,874,418)	(42,451,379)	(21,850,786)
Other expenses	2,143,550	3,547,407	5,755,017
Income (loss) before income taxes and equity in losses of affiliates	(42,920,731)	(39,056,903)	(16,095,769)
Income taxes	(1,170,517)	(645,763)	(1,822,626)
Net loss attributable to Acorn International, Inc. shareholders	(44,328,912)	(39,895,878)	(17,926,074)
Parent Company
Operating expenses:
Other selling and marketing expenses	357	640	0
General and administrative expenses	1,888,954	1,131,520	1,479,363
Total operating expenses	1,889,311	1,132,160	1,479,363
Loss from operations	(1,889,311)	(1,132,160)	(1,479,363)
Equity in losses of subsidiaries	(42,249,948)	(38,650,417)	(16,446,388)
Other expenses	(189,653)	(113,301)	(323)
Income (loss) before income taxes and equity in losses of affiliates	(44,328,912)	(39,895,878)	(17,926,074)
Income taxes	0	0	0
Net loss attributable to Acorn International, Inc. shareholders	$ (44,328,912)	$ (39,895,878)	$ (17,926,074)